Employees and directors, Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017	[1]	Apr. 30, 2016	[1]	Oct. 31, 2018
Staff costs [Abstract]
Wages and salaries	$ 382,482		$ 342,957		$ 1,819,251
Redundancy and termination costs (non-exceptional)	2,115		3,722		2,102
Social security costs	53,215		45,584		159,009
Other pension costs	11,379	[2]	10,976	[2]	50,379
Cost of employee share schemes	31,463	[2]	26,254	[2]	64,284
Total	$ 480,654	[3]	$ 429,493	[3]	$ 2,095,025

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).